PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5     PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2019	2020
At cost:
Land	855,310	808,651
Buildings	5,964,048	9,552,953
Data center equipment	5,567,606	10,694,057
Leasehold improvement	6,111,733	7,307,207
Furniture and office equipment	61,974	97,039
Vehicles	4,115	4,383
	18,564,786	28,464,290
Less: Accumulated depreciation	(2,580,320)	(4,127,504)
	15,984,466	24,336,786
Construction in progress	3,200,173	5,259,275
Property and equipment, net	19,184,639	29,596,061
(1)	The carrying amounts of the Company’s property and equipment acquired under finance leases and other financing arrangement were RMB6,070,349 and RMB8,207,825 as of December 31, 2019 and 2020, respectively.
(2)	Depreciation of property and equipment (including assets acquired under finance leases and other financing arrangement) was RMB682,451, RMB1,057,171 and RMB1,543,130 for the years ended December 31, 2018, 2019 and 2020, respectively, and included in the following captions:

	Years ended December 31,
	2018	2019	2020

Cost of revenue	674,560	1,045,446	1,418,846
General and administrative expenses	7,319	10,448	120,604
Research and development expenses	572	1,277	3,680
	682,451	1,057,171	1,543,130

(3)	Property and equipment with net a book value of RMB2,493,872 and RMB3,497,447 was pledged as security for bank loans (Note 9) and other financing obligations (Note 12) as of December 31, 2019 and 2020, respectively.
(4)	As of December 31, 2019 and 2020, payables for purchase of property and equipment that are contractually due beyond one year of RMB231,458 and RMB139,162, respectively, are recorded in other long-term liabilities in the consolidated balance sheets.